Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid for PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid for Non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income	EPS
					Company TSR	Peer Group TSR(4)
2025	$2,276,080	$(6,797,172)	$938,728	$(2,434,661)	231.73	235.08	89,741,398	16.30
2024	$965,737	$7,274,546	$427,762	$2,773,345	265.48	195.62	77,345,227	13.19
2023	$956,588	$(12,833,581)	$422,206	$(4,820,535)	152.52	145.88	21,231,990	3.60
2022	$933,966	$9,945,093	$415,437	$3,760,244	351.29	167.55	53,919,837	8.47
2021	$938,071	$11,889,842	$476,344	$4,602,519	237.61	120.99	88,282,828	13.23

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	The principal executive officer (the “PEO”) for each of 2025, 2024, 2023, 2022 and 2021 is Mr. Prashad.The non-PEO named executive officers (the “Non-PEO NEOs”) for each of fiscal years 2025, 2024, 2023 and 2022 include the following individuals: Messrs. John L. Calmes, Jr., D. Clinton Dyer, Luke J. Umstetter, S. McIntyre, and Jason E. Childers, and Ms. A. Lindsay Caulder. The non-PEO NEOs for fiscal year 2021 include the following individuals: Messrs. John L. Calmes, Jr., D. Clinton Dyer, and Luke J. Umstetter, and Ms. A. Lindsay Caulder.
Peer Group Issuers, Footnote	The peer group that we used for purposes of this disclosure is the Nasdaq Financial Index, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended March 31, 2025.
PEO Total Compensation Amount	$ 2,276,080	$ 965,737	$ 956,588	$ 933,966	$ 938,071
PEO Actually Paid Compensation Amount	$ (6,797,172)	7,274,546	(12,833,581)	9,945,093	11,889,842
Adjustment To PEO Compensation, Footnote

PEO NEO CAP
Year	Summary Compensation Table Total for PEO(1)	Less: RSA Grant in SCT	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Total Compensation Actually Paid(1)(3)
2025	$2,276,080	$1,299,936	$1,473,548	$(626,525)	$(8,620,339)	$—	$(6,797,172)
2024	$965,737	$—	$—	$557,700	$5,751,109	$—	$7,274,546
2023	$956,588	$—	$—	$(1,134,510)	$(12,655,659)	$—	$(12,833,581)
2022	$933,966	$—	$—	$973,765	$8,037,362	$—	$9,945,093
2021	$938,071	$—	$—	$750,858	$10,200,913	$—	$11,889,842

Non-PEO NEO CAP
Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Less: RSA Grant in SCT	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Average Total Compensation Actually Paid(2)(3)
2025	$938,728	$483,308	$547,856	$(232,939)	$(3,204,998)	$—	$(2,434,661)
2024	$427,762	$—	$—	$207,350	$2,138,233	$—	$2,773,345
2023	$422,206	$—	$—	$(421,805)	$(4,820,936)	$—	$(4,820,535)
2022	$415,437	$—	$—	$326,690	$3,018,117	$—	$3,760,244
2021	$476,344	$72,279	$—	$278,203	$3,847,972	$72,279	$4,602,519

Non-PEO NEO Average Total Compensation Amount	$ 938,728	427,762	422,206	415,437	476,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,434,661)	2,773,345	(4,820,535)	3,760,244	4,602,519
Adjustment to Non-PEO NEO Compensation Footnote

PEO NEO CAP
Year	Summary Compensation Table Total for PEO(1)	Less: RSA Grant in SCT	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Total Compensation Actually Paid(1)(3)
2025	$2,276,080	$1,299,936	$1,473,548	$(626,525)	$(8,620,339)	$—	$(6,797,172)
2024	$965,737	$—	$—	$557,700	$5,751,109	$—	$7,274,546
2023	$956,588	$—	$—	$(1,134,510)	$(12,655,659)	$—	$(12,833,581)
2022	$933,966	$—	$—	$973,765	$8,037,362	$—	$9,945,093
2021	$938,071	$—	$—	$750,858	$10,200,913	$—	$11,889,842

Non-PEO NEO CAP
Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Less: RSA Grant in SCT	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Average Total Compensation Actually Paid(2)(3)
2025	$938,728	$483,308	$547,856	$(232,939)	$(3,204,998)	$—	$(2,434,661)
2024	$427,762	$—	$—	$207,350	$2,138,233	$—	$2,773,345
2023	$422,206	$—	$—	$(421,805)	$(4,820,936)	$—	$(4,820,535)
2022	$415,437	$—	$—	$326,690	$3,018,117	$—	$3,760,244
2021	$476,344	$72,279	$—	$278,203	$3,847,972	$72,279	$4,602,519

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 231.73	265.48	152.52	351.29	237.61
Peer Group Total Shareholder Return Amount	235.08	195.62	145.88	167.55	120.99
Net Income (Loss)	$ 89,741,398	$ 77,345,227	$ 21,231,990	$ 53,919,837	$ 88,282,828
Company Selected Measure Amount | $ / shares	16.30	13.19	3.60	8.47	13.23
PEO Name	Mr. Prashad
Additional 402(v) Disclosure	These dollar amounts represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,299,936)	$ 0	$ 0	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,473,548	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,620,339)	5,751,109	(12,655,659)	8,037,362	10,200,913
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(626,525)	557,700	(1,134,510)	973,765	750,858
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(483,308)	0	0	0	(72,279)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	547,856	0	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,204,998)	2,138,233	(4,820,936)	3,018,117	3,847,972
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	72,279
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (232,939)	$ 207,350	$ (421,805)	$ 326,690	$ 278,203